Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash	$ 194,702	$ 169,430	$ 184,255
Accounts receivable, net	599,146	15,297	341,726
Accounts receivable - unbilled		247,007
Inventories, net	929,210	648,715	586,764
Prepaid and other current assets	4,900	20,898	2,764
Total Current Assets	1,727,958	1,101,347	1,115,509
Property and Equipment, net (Note 2)	62,194	26,765	4,254,451
Other Assets
Intangibles, net (Notes 1 and 12)	1,224,000
Goodwill (Note 12)	834,220	834,220	892,312
Operating right of use asset (Note 7)	95,426
Other assets (Note 12)			1,522,714
Total Other Assets	2,153,646	834,220	2,415,026
Total Assets	3,943,798	1,962,332	7,784,986
Current Liabilities
Line of credit (Note 3)	1,236,598	1,230,550	547,603
Convertible notes payable, net of discount (Note 4)	1,354,133	2,124,824
Derivative liability, convertible debt features and warrants	179,013	1,025,944
Current portion of long term notes payable (Note 4)	338,434	279,346	362,181
Accounts payable	1,891,348	690,882	771,080
Accrued expenses	259,179	597,351	146,978
Advances from stockholders			260,173
Deferred revenue	926,358	247,007	219,820
Short term portion of vendor payable	146,069
Short term notes payable - (Note 4)			165,000
Short term notes payable - related party (Note 6)	1,278,169	200,000	485,534
Total Current Liabilities	7,609,301	6,395,904	2,958,369
Noncurrent Liabilities
Long term portion of vendor payable	97,379	174,703
Long term portion of related party notes payable (Note 6)	2,075,000
Notes payable, less current portion (Note 4)	69,915	1,607	4,524,347
Total Liabilities	9,851,595	6,572,214	7,482,716
Stockholders' Equity (Deficit) (Notes 1, 8, and 12)
Common stock	11,186	1,072	965
Preferred stock - Series E, non-redeemable	50
Additional paid-in capital	13,652,303	4,859,731	3,108,873
Accumulated deficit	(19,571,336)	(9,470,685)	(2,807,568)
Total Stockholders' Equity (Deficit)	(5,907,797)	(4,609,882)	302,270
Total Liabilities and Stockholders' Equity (Deficit)	$ 3,943,798	$ 1,962,332	$ 7,784,986